RISK MANAGEMENT - Risk exposure by economic sector and risk region (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt instruments
RISK MANAGEMENT
Maximum Exposure to Credit Risk	$ 36,583,512	$ 25,148,469
Debt instruments | North America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	6,109,348	4,666,195
Debt instruments | Latin America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	30,441,888	20,440,893
Debt instruments | Europe
RISK MANAGEMENT
Maximum Exposure to Credit Risk	32,276	41,381
Debt instruments | Corporate
RISK MANAGEMENT
Maximum Exposure to Credit Risk	4,764,748	3,675,913
Debt instruments | Financial
RISK MANAGEMENT
Maximum Exposure to Credit Risk	5,612,993	4,626,294
Debt instruments | Government Sectors
RISK MANAGEMENT
Maximum Exposure to Credit Risk	26,201,390	16,827,596
Debt instruments | Funds and ETF
RISK MANAGEMENT
Maximum Exposure to Credit Risk	4,381	18,666
Equity
RISK MANAGEMENT
Maximum Exposure to Credit Risk	1,011,310	543,210
Equity | North America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	273	197
Equity | Latin America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	706,437	529,033
Equity | Europe
RISK MANAGEMENT
Maximum Exposure to Credit Risk	3,908
Equity | Other (Includes Funds and ETF)
RISK MANAGEMENT
Maximum Exposure to Credit Risk	300,692	13,980
Equity | Corporate
RISK MANAGEMENT
Maximum Exposure to Credit Risk	337,332	279,396
Equity | Financial
RISK MANAGEMENT
Maximum Exposure to Credit Risk	252,731	211,037
Equity | Funds and ETF
RISK MANAGEMENT
Maximum Exposure to Credit Risk	421,247	52,777
Other financial instruments
RISK MANAGEMENT
Maximum Exposure to Credit Risk	34,385	38,319
Other financial instruments | Latin America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	34,385	38,319
Other financial instruments | Corporate
RISK MANAGEMENT
Maximum Exposure to Credit Risk	16,479	23,887
Other financial instruments | Financial
RISK MANAGEMENT
Maximum Exposure to Credit Risk	17,906	14,432
Derivatives
RISK MANAGEMENT
Maximum Exposure to Credit Risk	929,498	1,824,750
Derivatives | North America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	132,870	344,639
Derivatives | Latin America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	426,424	1,009,595
Derivatives | Europe
RISK MANAGEMENT
Maximum Exposure to Credit Risk	147,533	467,937
Derivatives | Other (Includes Funds and ETF)
RISK MANAGEMENT
Maximum Exposure to Credit Risk	222,671	2,579
Derivatives | Corporate
RISK MANAGEMENT
Maximum Exposure to Credit Risk	362,568	951,573
Derivatives | Financial
RISK MANAGEMENT
Maximum Exposure to Credit Risk	317,722	870,598
Derivatives | Government Sectors
RISK MANAGEMENT
Maximum Exposure to Credit Risk	829
Derivatives | Funds and ETF
RISK MANAGEMENT
Maximum Exposure to Credit Risk	$ 248,379	$ 2,579